SEMIANNUAL REPORT
-----------------


NICHOLAS FUND, INC.





700 North
Water Street
Milwaukee,
Wisconsin 53202


September 30, 1996

                                      November 28, 1996

Report to Shareholders:

     Nicholas Fund had good relative performance in the third calendar quarter. During this period, the Fund's net asset value per share increased 3.91% versus 3.09% for the Standard & Poor's 500 and 0.34% for the Russell 2000.

     For the six months ended September 30, 1996, the Fund's return was 6.54%. In comparison, the S&P 500 increased 7.72% and the Russell 2000 increased 5.36%. Cash at September 30 was 6.0% of net assets.

     Long-term performance of the Fund is shown below for time periods ended September 30, 1996.


                                                       Average Annual Total Return*
                                            -----------------------------------------------------
                                                                                  July 14, 1969**
                                            1 year   5 years   10 years   15 years   27.2 years
                                            ------   -------   --------   --------   ----------
Nicholas Fund (Distributions Reinvested)   +22.32%   +14.20%    +13.54%    +16.75%     +13.49%
Standard & Poor's 500 (Income Reinvested)  +20.32%   +15.21%    +14.97%    +16.61%     +11.67%
Russell 2000 (Income Reinvested)           +13.13%   +15.76%    +11.91%    +13.84%        N/A
Consumer Price Index                        +2.88%    +2.86%     +3.69%     +3.63%      +5.51%
Ending Value of $10,000 invested in
 Nicholas Fund (Distributions Reinvested)  $12,232   $19,427    $35,604   $102,035    $313,057


 * Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

 ** Date  of  initial  public  offering.   Starting  time period for Standard &
    Poor's 500 and the Consumer Price Index was June 30, 1969.

     In addition to our constant emphasis on investment performance, I want shareholders to know that our administrative staff is continuing to do its job effectively and in an extremely cost-conscious manner. This effort is an important part of achieving good investment results. As most of you know, we are a pure no-load mutual fund with no front or rear-end sales charges and no 12b-1 fees. The total annual expenses (which include management fees) of running Nicholas Fund amounts to about .74% of assets compared to approximately 1.4% for the average domestic stock fund. I'm very pleased and proud of the accomplishments of this segment of our operation.

     Lastly, it is a pleasure to announce that David O. Nicholas has been appointed co-manager of the Nicholas Fund, Inc., effective October 30, 1996, by the Nicholas Company Board of Directors. At the same time, I will continue my investment management responsibilities as a co-manager. David has earned this opportunity through his successful tenure as portfolio manager of Nicholas II, Inc., and Nicholas Limited Edition, Inc. since March, 1993. Having managed Nicholas Fund for the past 27 years, I welcome David's input as we work together to maintain a sound, consistent, above-average investment record. This change was made to assure consistency and continuity of investment management as we move forward to the next millennium.

                                       Sincerely,

                                       /s/ Albert O. Nicholas

                                       Albert O. Nicholas
                                       President

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
------------------------------------------------------------------------------

                                                                   QUOTED
   SHARES OR                                                       MARKET
   PRINCIPAL                                                       VALUE
    AMOUNT                                                       (NOTE 1(A))
   ---------                                                     -----------
COMMON STOCKS - 93.3%
               AGRICULTURE - 1.0%
    1,050,000  Monsanto Company                               $   38,325,000
                                                               -------------
               BANKS AND FINANCE - 20.0%
      272,000  Edwards (A.G.), Inc.                                7,922,000
    1,505,300  Federal Home Loan Mortgage Corporation            147,331,238
    4,500,000  Federal National Mortgage Association             156,937,500
    1,097,250  Fifth Third Bancorp                                63,777,656
      336,900  First Bank System, Inc.                            22,530,187
      445,700  Firstar Corporation                                21,505,025
    2,084,000  Marshall & Ilsley Corporation                      62,780,500
    2,085,350  Mercury Finance Company                            25,024,200
    1,000,000  Norwest Corporation                                40,875,000
      645,000  Security Capital Corporation (WI) +                41,763,750
    1,626,000  Travelers Group Inc.                               79,877,250
      350,000  Wells Fargo & Company                              91,000,000
                                                               -------------
                                                                 761,324,306
                                                               -------------
               BUSINESS SERVICES - 3.4%
      686,000  Cintas Corporation                                 38,416,000
    1,561,300  Micro Warehouse, Inc. *                            40,203,475
    1,850,000  Wallace Computer Services, Inc.                    52,262,500
                                                               -------------
                                                                 130,881,975
                                                               -------------
               CONSUMER PRODUCTS AND SERVICES - 9.7%
      989,750  Clayton Homes, Inc.                                21,774,500
    1,568,300  Cooper Tire & Rubber Company                       33,914,488
      651,700  CSS Industries, Inc. * +                           14,989,100
      500,000  Eastman Kodak Company                              39,250,000
      750,000  Gillette Company (The)                             54,093,750
      741,500  Hillenbrand Industries, Inc.                       27,064,750
      100,000  Kimberly-Clark Corporation                          8,812,500
      755,000  Leggett & Platt, Incorporated                      22,178,125
      478,367  Monro Muffler Brake, Inc. * +                       9,507,544
      275,000  NIKE, Inc. - Class B                               33,412,500
      250,000  Pittson Brink's Group                               7,843,750
      846,300  Valspar Corporation (The)                          41,680,275
      898,400  Walt Disney Company (The)                          56,936,100
                                                               -------------
                                                                 371,457,382
                                                               -------------
               FOOD AND BEVERAGE - 3.6%
    1,000,000  Coca-Cola Company (The)                            50,875,000
    1,683,000  International Dairy Queen, Inc. - Class A * +      34,501,500
      720,000  International Dairy Queen, Inc. - Class B * +      14,220,000
      760,500  McDonald's Corporation                             36,028,688
                                                               -------------
                                                                 135,625,188
                                                               -------------
               HEALTH CARE PRODUCTS - 8.5%
    1,090,000  Abbott Laboratories                                53,682,500
      468,000  American Home Products Corporation *               29,835,000
      730,000  Amgen Inc. *                                       46,081,250
    1,361,800  Elan Corporation PLC *                             40,683,775
      877,800  Forest Laboratories, Inc. *                        31,710,525
      200,000  Medtronic, Inc.                                    12,825,000
      750,000  Pfizer Inc                                         59,343,750
    1,600,000  Stryker Corporation                                48,200,000
                                                               -------------
                                                                 322,361,800
                                                               -------------
               HEALTH CARE SERVICES - 8.5%
    1,882,500  Apria Healthcare Group, Inc. *                     35,296,875
      616,600  Cardinal Health, Inc.                              50,946,575
      225,900  Health Care and Retirement Corporation *            5,308,650
    1,051,950  Health Management Associates, Inc. - Class A *     26,167,256
    2,570,000  Magellan Health Services Inc. * +                  53,327,500
      300,000  MedPartners/Mullikin, Inc. *                        6,825,000
      100,000  Patterson Dental Company *                          2,675,000
    1,783,000  Quorum Health Group, Inc. *                        44,129,250
    1,657,905  Vencor,Inc. *                                      53,467,436
    1,450,000  VIVRA Incorporated *                               47,306,250
                                                               -------------
                                                                 325,449,792
                                                               -------------
               INDUSTRIAL PRODUCTS AND SERVICES - 7.0%
      403,000  Lockheed Martin Corporation                        36,320,375
      800,000  Marshall Industries *                              24,100,000
    1,373,000  Stant Corporation +                                14,759,750
    1,013,825  Thermo Electron Corporation *                      41,059,913
    2,212,000  Tyco International Ltd.                            95,392,500
    2,017,000  Watts Industries, Inc.                             39,583,625
      742,500  Wausau Paper Mills Company                         14,293,125
                                                               -------------
                                                                 265,509,288
                                                               -------------
               INSURANCE - 9.8%
      527,250  AFLAC Incorporated                                 18,717,375
      577,500  Cincinnati Financial Corporation                   33,061,875
      888,777  Foremost Corporation of America +                  48,882,735
    2,480,000  Mercury General Corporation +                     116,560,000
      794,800  Mutual Risk Management Ltd.                        23,049,200
    1,518,500  Protective Life Corporation                        57,323,375
    2,200,000  SunAmerica, Inc.                                   75,900,000
                                                               -------------
                                                                 373,494,560
                                                               -------------
               INVESTMENT MANAGEMENT - 0.7%
      413,300  Franklin Resources, Inc.                           27,432,787
                                                               -------------
               MEDIA, COMMUNICATIONS AND ENTERTAINMENT - 3.7%
      665,300  Loral Space & Communications Ltd. *                10,478,475
      311,600  Pulitzer Publishing Company                        17,800,150
    2,000,000  General Motors Corporation - Class H              115,500,000
                                                               -------------
                                                                 143,778,625
                                                               -------------
               REAL ESTATE - 0.3%
      177,300  Meditrust                                           6,139,013
      219,700  National Health Investors, Inc.                     7,332,487
                                                               -------------
                                                                  13,471,500
                                                               -------------
               RETAIL TRADE - 9.6%
      380,000  Arbor Drugs, Inc.                                   8,265,000
    1,460,000  AutoZone, Inc. *                                   42,340,000
    2,700,000  Circuit City Stores, Inc.                          97,537,500
    1,404,000  Consolidated Stores Corporation *                  56,160,000
    3,050,000  Heilig-Meyers Company +                            47,656,250
      800,000  Home Depot, Inc. (The)                             45,500,000
    1,262,000  Kohl's Corporation *                               45,432,000
      600,000  Walgreen Co.                                       22,200,000
                                                               -------------
                                                                 365,090,750
                                                               -------------
               TECHNOLOGY - 4.2%
      750,000  Hewlett-Packard Company                            36,562,500
      470,000  Intel Corporation                                  44,855,860
      800,000  Motorola, Inc.                                     41,300,000
      650,000  Texas Instruments Incorporated                     35,831,250
                                                               -------------
                                                                 158,549,610
                                                               -------------
               TRANSPORTATION - 0.7%
      535,000  American Freightways Corporation *                  4,748,125
      726,393  Heartland Express, Inc. *                          20,520,602
                                                               -------------
                                                                  25,268,727
                                                               -------------
               MISCELLANEOUS - 2.6%
        2,400  Berkshire Hathaway Inc. *                          77,160,000
      877,500  Leucadia National Corporation                      21,279,375
                                                               -------------
                                                                  98,439,375
                                                               -------------
                 TOTAL COMMON STOCKS
                  (cost $2,063,849,025)                        3,556,460,665
                                                               -------------

CONVERTIBLE BONDS - 0.7%
  $10,290,000  National HealthCare L.P.
                6.00%, due July 1, 2000
                 (cost $19,756,800)                               25,236,225

SHORT-TERM INVESTMENTS - 6.5%
               COMMERCIAL PAPER - 6.4%
  $ 4,000,000  NEC Industries Inc.,
                5.59%, due October 1, 1996                         4,000,000
    7,000,000  NEC Industries Inc.,
                5.50%, due October 1, 1996                         7,000,000
    6,000,000  Payco American Corporation,
                5.50%, due October 2, 1996                         5,999,083
    7,500,000  Columbia/HCA Healthcare Corporation,
                5.50%, due October 3, 1996                         7,497,708
    6,500,000  American Bankers Insurance Group, Inc.,
                5.51%, due October 3, 1996                         6,498,012
    5,000,000  Kerr-McGee Credit Corporation,
                5.47%, due October 3, 1996                         4,998,481
    4,000,000  Harnischfeger Industries, Inc.
                5.55%, due October 4, 1996                         3,998,150
    5,000,000  Harnischfeger Industries, Inc.,
                5.55%, due October 4, 1996                         4,997,708
    4,000,000  A.O. Smith Corporation,
                5.55%, due October 7, 1996                         3,996,300
    4,000,000  Houston Industries Incorporated,
                5.55%, due October 7, 1996                         3,996,300
    4,379,000  Schreiber Foods, Inc.,
                5.55%, due October 8, 1996                         4,374,274
    7,500,000  Tupperware Corporation
                5.55%, due October 8, 1996                         7,491,979
    6,000,000  Houston Industries Incorporated,
                5.58%, due October 9, 1996                         5,992,560
    5,000,000  Payco American Corporation,
                5.55%, due October 9, 1996                         4,993,833
   12,000,000  A.O. Smith Corporation,
                5.55%, due October 10, 1996                       11,983,350
    8,000,000  Fiat Finance U.S.A., Inc.,
                5.55%, due October 11, 1996                        7,987,667
    6,000,000  Fiserv, Inc.
                5.55%, due October 11, 1996                        5,990,750
   10,000,000  Cox Enterprises, Inc.,
                5.48%, due October 15, 1996                        9,978,689
    9,000,000  Harnischfeger Industries, Inc.,
                5.55%, due October 16, 1996                        8,979,187
    5,000,000  Source One Mortgage Services Corporation,
                5.54%, due October 16, 1996                        4,988,458
    3,000,000  A.O. Smith Corporation,
                5.55%, due October 17, 1996                        2,992,600
    5,000,000  American Bankers Insurance Group, Inc.,
                5.56%, due October 17, 1996                        4,987,644
    8,000,000  Harnischfeger Industries, Inc.,
                5.55%, due October 18, 1996                        7,979,033
    7,000,000  Cox Enterprises, Inc.,
                5.55%, due October 21, 1996                        6,978,417
    4,200,000  Mattel, Inc.,
                5.55%, due October 22, 1996                        4,186,403
    7,980,000  Source One Mortgage Services Corporation,
                5.55%, due October 22, 1996                        7,954,165
   10,000,000  Houston Industries, Incorporated,
                5.55%, due October 23, 1996                        9,966,083
    4,000,000  Mosinee Paper Corporation,
                5.60%, due October 23, 1996                        3,986,311
    4,000,000  American Bankers Insurance Group, Inc.,
                5.53%, due October 24, 1996                        3,985,868
    5,000,000  Harnischfeger Industries, Inc.,
                5.55%, due October 24, 1996                        4,982,271
    3,000,000  AMCORE Financial, Inc.
                5.55%, due October 25, 1996                        2,988,900
    5,000,000  Fiat Finance, U.S.A., Inc.,
                5.50%, due October 25, 1996                        4,981,667
    3,800,000  Schreiber Foods, Inc.,
                5.55%, due October 28, 1996                        3,784,182
    4,000,000  Columbia/HCA Healthcare Corporation,
                5.62%, due October 29, 1996                        3,982,516
   15,000,000  Cox Enterprises, Inc.,
                5.54%, due October 30, 1996                       14,933,058
    5,000,000  Manpower, Inc.,
                5.55%, due October 31, 1996                        4,976,875
   10,000,000  Cox Enterprises, Inc.,
                5.50%, due November 4, 1996                        9,948,056
    7,000,000  Fiserv, Inc.,
                5.60%, due November 8, 1996                        6,958,622
    8,485,000  NEC Industries, Inc.,
                5.60%, due November 18, 1996                       8,421,645
                                                               -------------
                                                                 244,716,805
                                                               -------------
               VARIABLE DEMAND NOTES - 0.1%
    1,621,800  Johnson Controls, Inc.,
                5.22%, due October 1, 1996                         1,621,800
       14,550  Sara Lee Corporation
                5.17%, due October 1, 1996                            14,550
      520,000  Warner-Lambert Company,
                5.17%, due October 1, 1996                           520,000
                                                               -------------
                                                                   2,156,350
                                                               -------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $245,830,545)                            246,873,155
                                                               -------------
                 TOTAL INVESTMENTS                             3,828,570,045
                                                               -------------
               LIABILITIES, NET OF CASH
                 AND RECEIVABLES - (0.5%)                        (16,443,364)
                                                               -------------
                 TOTAL NET ASSETS (Basis of
                  percentages disclosed above)                $3,812,126,681
                                                               =============

+ This company is affiliated with the Fund; that is, the Fund holds 5% or more of its outstanding voting Securities. Such companies are defined in Section 2(a)(3), of the Investment Company Act of 1940.
* Nondividend paying security.



        The accompanying notes to financial statements are an integral part of this schedule.


STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments in securities at market value (Note 1 (a)) -
      Nonaffiliated issuers (cost $2,099,680,458) - see accompanying schedule of investments...... $3,432,401,916
      Affiliated issuers (cost $229,755,912) - see accompanying schedule of investments (Note 5)..    396,168,129
                                                                                                   --------------
           Total investments                                                                        3,828,570,045
                                                                                                   --------------

   Cash...........................................................................................        375,257

   Receivables --
      Dividends and interest......................................................................      3,247,275
                                                                                                   --------------
           Total assets...........................................................................  3,832,192,577
                                                                                                   --------------
LIABILITIES:
   Payables --
      Investment securities purchased.............................................................     17,619,234
      Management fee (Note 2).....................................................................      1,858,980
      Other payables and accrued expenses.........................................................        587,682
                                                                                                   --------------
           Total liabilities......................................................................     20,065,896
                                                                                                   --------------
           Total net assets.......................................................................

                                                                                                   $3,812,126,681
                                                                                                   ==============

NET ASSETS CONSIST OF:
   Fund shares issued and outstanding............................................................. $2,145,601,116
   Net unrealized appreciation on investments (Note 3)............................................  1,498,091,065
   Accumulated undistributed net realized gains on investments....................................    160,290,164
   Accumulated undistributed net investment income................................................      8,144,336
                                                                                                   --------------
                                                                                                   $3,812,126,681
                                                                                                   ==============
NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000 shares authorized)
   offering price and redemption price ($3,812,126,681 / 58,509,598 shares
   outstanding)...................................................................................         $65.15
                                                                                                           ======


        The accompanying notes to financial statements are an integral part of this statement.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
INCOME:
     Dividends --
          Nonaffiliated issuers .............................................................. $ 16,403,112
          Affiliated issuers (Note 5).........................................................    2,885,420
     Interest.................................................................................    5,557,855
                                                                                               ------------
                                                                                                 24,846,387
                                                                                               ------------
EXPENSES:
     Management fee (Note 2)..................................................................   11,936,807
     Transfer agent fees......................................................................      982,105
     Custodian fees...........................................................................      119,594
     Postage .................................................................................      116,589
     Printing.................................................................................       69,141
     Registration fees........................................................................       61,628
     Legal fees...............................................................................       34,069
     Telephone................................................................................       27,568
     Audit and tax consulting fees............................................................       12,200
     Directors' fees..........................................................................        7,593
     Insurance................................................................................        5,014
     Other operating expenses.................................................................        2,299
                                                                                               ------------
                                                                                                 13,374,607
                                                                                               ------------
               Net investment income..........................................................   11,471,780
                                                                                               ------------
NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)):
     Nonaffiliated issuers ...................................................................  160,497,141
     Affiliated issuers (Note 5) .............................................................       23,600
                                                                                               ------------
                                                                                                160,520,741
                                                                                               ------------

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS.......................................    63,405,881
                                                                                               ------------
     Net gain on investments.................................................................   223,926,622
                                                                                               ------------
     Net increase in net assets resulting from operations....................................  $235,398,402
                                                                                               ============


        The accompanying notes to financial statements are an integral part of this statement.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED) AND THE YEAR ENDED MARCH 31, 1996
------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS
                                                                          ENDED 9/30/96
                                                                           (UNAUDITED)              1996
                                                                          --------------      --------------
OPERATIONS:
    Net investment income................................................ $   11,471,780      $   28,786,310
    Net realized gains on investments (Note 1 (b)).......................    160,520,741         310,441,936
    Net increase in unrealized appreciation on investments...............     63,405,881         585,991,652
                                                                          --------------      --------------
             Net increase in net assets resulting from operations........    235,398,402         925,219,898
                                                                          --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.1590 and $0.5650 per share, respectively)......................    ( 9,067,415)        (31,690,147)
    Distributions from net realized gains on investment transactions
      ($2.5930 and $4.0945 per share, respectively)......................   (147,830,702)       (228,973,671)
                                                                          --------------      --------------
             Total distributions.........................................   (156,898,117)       (260,663,818)
                                                                          --------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (1,499,011 and 3,493,644
      shares, respectively)..............................................     93,847,588         204,221,865
    Net asset value of shares issued in distributions from net investment income and net realized gains (2,342,525 and 4,323,439 shares,
      respectively) .....................................................    148,188,123         245,904,717
    Cost of shares redeemed (2,616,261 and 8,069,427 shares,
      respectively)......................................................   (163,708,946)       (463,785,946)
                                                                          --------------      --------------
             Increase (decrease) in net assets derived from capital share
               transactions                                                   78,326,765         (13,659,364)
                                                                          --------------      --------------
             Total increase in net assets                                    156,827,050         650,896,716
                                                                          --------------      --------------
NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $5,739,971 and $8,643,808, respectively)..........  3,655,299,631       3,004,402,915
                                                                          --------------      --------------
NET ASSETS, at the end of the period (including undistributed net
  investment income of $8,144,336 and $5,739,971, respectively).......... $3,812,126,681      $3,655,299,631
                                                                          ==============      ==============


        The accompanying notes to financial statements are an integral part of these statements.


FINANCIAL HIGHLIGHTS
(FOR A SHARES OUTSANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------

                                              SIX MONTHS               YEAR ENDED MARCH 31,
                                            ENDED 9/30/96    -------------------------------------------
                                             (UNAUDITED)     1996     1995     1994     1993      1992
                                            -------------    ----     ----     ----     ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD          $63.81         $52.22   $51.10   $52.91   $49.68    $42.99
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .20            .57      .69      .74      .75       .70
  Net gains or (losses) on securities
     (realized and unrealized)                  3.89          15.68     4.46     (.68)    5.20      7.49
     Total from investment operations           4.09          16.25     5.15      .06     5.95      8.19

  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                         (.16)          (.57)    (.71)    (.82)    (.68)     (.68)
  Distributions (from capital gains)           (2.59)         (4.09)   (3.32)   (1.05)   (2.04)     (.82)
     Total distributions                       (2.75)         (4.66)   (4.03)   (1.87)   (2.72)    (1.50)

NET ASSET VALUE, END OF PERIOD                $65.15         $63.81   $52.22   $51.10   $52.91    $49.68


TOTAL RETURN                                   6.54%**       32.38%   10.88%    0.04%   12.41%    19.33%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)        $3,812.1       $3,655.3 $3,004.4 $2,941.2 $3,013.4  $2,234.1
     Ratio of expenses to average net asset     .74%*          .74%     .77%     .78%     .76%      .78%
     Ratio of net investment income
       to average net assets                   0.62%*          .87%    1.34%    1.40%    1.53%     1.60%
     Portfolio turnover rate                  16.54%*        25.70%   29.82%   33.39%   10.20%    14.58%
     Average commission rate paid by the
       Fund on portfolio investment
       transactions***                       $0.0462        $0.0492     --       --       --        --


  *Annualized
 **Not annualized
***Disclosure  of  this  rate  is  required  by  the  Securities  and  Exchange
   Commission on a prospective basis beginning with the Fund's 1996 fiscal year end.



        The accompanying notes to financial statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
-------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --
    The Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.:

    (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Variable demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value up to and including $50 million and 2/37th of 1% (.65 of 1% on an annual basis) of the average net asset value in excess of $50 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) NET UNREALIZED APPRECIATION --
    Aggregate gross unrealized appreciation (depreciation) as of September 30, 1996, based on investment cost for Federal tax purposes is as follows:

         Aggregate gross unrealized appreciation on investments.$1,528,968,045 Aggregate gross unrealized depreciation on investments.. (30,876,980)
                                                                --------------
              Net unrealized appreciation ..................... $1,498,091,065
                                                                ==============

(4) INVESTMENT TRANSACTIONS --
    For the six months ended September 30, 1996, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $288,354,346 and $485,853,751, respectively.

SEPTEMBER 30, 1996 (UNAUDITED)
------------------------------------------------------------------------------

(5) Transactions with Affiliates --
    Following is an analysis of transactions for the six months ended September 30, 1996 with "affiliated companies" as defined by the Investment Company Act of 1940:


                                                                                                  Amount of
                                                                                    Amount of    Capital Gain
                                                                                    Dividends     Realized
                                              Share Activity                         Credited     on Sale
                                 -------------------------------------------        to Income     of Shares
                                 Balance                             Balance        in Fiscal     in Fiscal
    Security Name                3/31/96       Purchases   Sales     9/30/96           1997         1997
    -------------                -------       ---------   -----     -------        ---------    ------------
    CSS Industries, Inc.           601,700      50,000     --          651,700       $    --      $    --
    Formost Corporation of
      America                      888,777       --        --          888,777          479,940        --
    Heilig-Meyers Company        3,000,000      50,000     --        3,050,000          420,000        --
    International Dairy
      Queen, Inc.
      Class A                    1,683,000       --        --        1,683,000            --           --
      Class B                      720,000       --        --          720,000            --           --
    Magellan Health Services Inc.2,155,900     414,100     --        2,570,000            --           --
    Mercury General
      Corporation                2,430,000      50,000     --        2,480,000        1,190,400        --
    Monro Muffler Brake, Inc.(b)   483,367       --        5,000       478,367            --          23,600
    Protective Life
      Corporation (a)            1,518,500       --        --        1,518,500          546,660        --
    Security Capital Corporation   645,000       --        --          645,000          193,500        --
    Stant Corporation            1,373,000       --        --        1,373,000           54,920        --
                                                                                     ----------   ----------
                                                                                     $2,885,420   $   23,600
                                                                                     ==========   ==========

(a) As of September 30, 1996, the Fund is no longer affiliated with this company.
(b) The share activity has been adjusted to reflect a stock split.


------------------------------------------------------------------------------
HISTORICAL RECORD (UNAUDITED)
------------------------------------------------------------------------------

                                              (Adjusted for Two-for-One Stock Split June 15, 1979)

                                              Net Investment                      Dollar
                                  Net             Income       Capital Gain      Weighted         Growth of An
                               Asset Value    Distributions    Distributions    Price/Earnings   Initial $10,000
                                Per Share       Per Share        Per Share         Ratio**        Investment***
                               -----------    --------------   -------------    --------------   ---------------
July, 14, 1969*..............   $ 6.59        $  --            $  --               --             $ 10,000
March 31, 1986...............    35.26         0.575            0.610             15.8 times        87,699
March 31, 1987...............    39.94         0.882            0.187             16.3             102,386
March 31, 1988...............    32.15         1.840            4.034             14.1              98,557
March 31, 1989...............    35.27         1.025            0.451             13.2             113,155
March 31, 1990...............    37.72         0.924            1.054             14.9             127,360
March 31, 1991...............    42.99         0.790            0.225             16.9             149,179
March 31, 1992...............    49.68         0.679            0.824             19.4             178,015
March 31, 1993...............    52.91         0.679            2.042             18.5             200,098
March 31, 1994...............    51.10         0.8175           1.047             16.7             200,182
March 31, 1995...............    52.22         0.707            3.317             17.2             221,970
March 31, 1996...............    63.81         0.5650           4.0945            21.0             293,836
September 30, 1996...........    65.15         0.1590 (a)       2.5930 (a)        20.5             313,057


    * Date of Initial Public Offering                            (a) Paid May 22, 1996 to shareholder of
   ** Based on latest 12 months accomplished earnings                record May 16, 1996
  *** Assuming reinvestment of all distibutions

      Range in quarter end price/earnings
      ratios since December 31, 1974
             High                  Low
        --------------        -------------
        6/30/96   21.3        3/31/82   8.3


                     CAN YOU AFFORD NOT TO INVEST IN AN IRA?

The maximum yearly IRA contribution is the less of $2,000 or 100% of your compensation. Every year that you contribute this amount you may also deduct it from your Federal income taxes, unless you (or your spouse) are an eligible participant in an employer-sponsored retirement plan and your adjusted gross income exceeds certain limits as defined by the Internal Revenue Code. This deduction can lead to substantial savings, especially when you look at the relationship between higher tax brackets and the net cost of investing. The table below illustrates a schedule of tax brackets, resulting tax savings, and the net cost of investing $2,000 in an IRA, assuming full deductibility of your contributions.

                                  TABLE I

            FEDERAL TAX          FEDERAL TAX            NET COST OF INVESTING
             BRACKETS              SAVINGS                $2,000 IN AN IRA
            -----------          -----------            ---------------------
                15%                  $300                      $1,700
                28%                   560                       1,440
                31%                   620                       1,380
                36%                   720                       1,280
              39.6%                   792                       1,208

    Even if you are an eligible participant in an employer-sponsored retirement plan, you may still make a non-deductible IRA contribution (subject to the $2,000/100% of compensation limit). Another tax advantage to investing in an IRA is that any amounts received from dividends, interest, etc., accumulate tax deferred, whether or not your contribution is fully deductible. Taxes will have to be paid when you receive distributions.

    Finally, Table II shows the various amounts accumulated in a IRA under different annual rates of return, based on a $2,000 annual year end contribution. These figures are purely hypothetical since investment returns are rarely constant year to year. Yet, one can get a good idea that investing in an IRA plan provides a good nest egg for retirement.

                                    TABLE II
                           Amounts accumulated in an IRA

          After               8%        10%           12%            15%
          10 years        $ 28,973   $ 31,874     $  35,096     $   40,606
          20 years          91,524    114,550       144,104        204,880
          30 years         226,566    328,980       482,660        869,480
          40 years         518,113    885,180     1,534,180      3,558,000


------------------------------------------------------------------------------
Top Ten Equity Holdings
September 30, 1996 (Unaudited)
------------------------------------------------------------------------------
                                                            Percentage of
                                                          Total Net Assets
Federal National Mortgage Association                           4.12%
Federal Home Loan Mortgage Corporation                          3.86%
Mercury General Corporation                                     3.06%
General Motors Corporation - Class H                            3.03%
Circuit City Stores, Inc.                                       2.56%
Tyco International Ltd.                                         2.50%
Wells Fargo & Company                                           2.39%
Travelers Group Inc.                                            2.10%
Berkshire Hathaway Inc.                                         2.02%
SunAmerica, Inc.                                                1.99%

OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS
President and Director

ROBERT H. BOCK
Director

MELVIN L. SCHULTZ
Director

RICHARD SEAMAN
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

DAVID O. NICHOLAS
Senior Vice President

LYNN S. NICHOLAS
Senior Vice President

JEFFREY T. MAY
Vice President and Treasurer

CANDACE L. LESAK
Vice President

CHRISTINA M. MOURADIAN
Assistant Treasurer

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
Milwaukee
(414) 276-0535

Counsel
DAVIS & KUELTHAU, S.C.
Milwaukee

Auditors
ARTHUR ANDERSEN LLP
Milwaukee

MEMBER OF
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This report is submitted for the information of shareholders  of  the
Fund. It is not authorized for distribution to prospective investors unless preceded by an effective prospectus.